Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income (loss) before tax	$ 331,749	$ (71,851)	$ (296,084)
Depreciation and amortization	288,996	330,198	310,475
Impairment (reversal) loss of long-lived assets	(91,706)	32,870	114,643
Share in the results of associates	(21,143)	(21,223)	(23,536)
Interest, foreign exchange and other financial effects	261,559	224,096	137,405
Gain on sale and write-off of property, plant and equipment	1,649	16,183	3,734
Gain on divestments	(7,736)	(9,028)
Other restoration obligations			6,960
Tax voluntary disclosure – VAT discussions			102,939
Changes in provisions and other assets impairments	27,241	(15,512)	(37,800)
Changes in fair value of loans and financings	(2,052)	3,627	525
Debt modification gain		(3,142)
Loss on bonds repurchase	1,905	3,348
Changes in fair value of derivative financial instruments	(4,116)	(194)	(12,514)
Changes in fair value of energy forward contracts	(9,608)	(81)	15,663
Changes in fair value of offtake agreement	49,254	3,347	(2,268)
Contractual obligations	24,637	21,084	10,121
Price cap realized in offtake agreement	(5,011)	(3,246)
Decrease (increase) in assets
Trade accounts receivables	(110,790)	(85,208)	58,067
Inventory	(83,929)	(34,728)	127,002
Other financial instruments	(1,687)	(4,762)	13,271
Other assets	(94,749)	(117,318)	(70,948)
Increase (decrease) in liabilities
Trade payables	(8,174)	139,089	(451)
Confirming payables	126,846	38,335	17,074
Other liabilities	(39,502)	82,979	(42,785)
Cash provided by operating activities	633,633	528,863	431,493
Interest paid on loans and financings	(139,271)	(128,068)	(113,018)
Interest paid on lease liabilities	(9,807)	(11,645)	(6,086)
Premium paid on bonds repurchase	(15,046)	(1,989)
Income tax paid	(104,552)	(35,776)	(56,191)
Net cash provided by operating activities	364,957	351,385	256,198
Cash flows from investing activities
Additions of property, plant and equipment	(351,869)	(259,010)	(310,150)
Additions of intangible assets	(1,994)	(5,748)	(3,087)
Net sales of financial investments	27,320	(663)	19,556
Payment for acquisition of subsidiary, net of cash acquired	997
Proceeds from the sale of property, plant and equipment	1,667	738	1,229
Proceeds from the sale of divestments and restructuring	3,000	2,078
Investments in equity instruments		(700)
Dividends received	23,835	25,185	22,100
Net cash used in investing activities	(297,044)	(238,120)	(270,352)
Cash flows from financing activities
New loans and financings	542,414	799,439	56,408
Debt issue costs	(4,931)	(7,577)	(74)
Payments of loans and financings	(632,856)	(681,475)	(27,087)
Payments of lease liabilities	(43,616)	(32,056)	(15,170)
Dividends paid	(34,267)	(15,529)	(23,713)
Payments of share premium	(13,400)		(25,000)
Purchase of non-controlling interest shares	(513)
Purchase of stake in subsidiary by non-controlling shareholders		510
Capital contribution of non-controlling interest to capital		(866)
Capital contribution of non-controlling interest to subsidiary	1,864
Net cash (used in) provided by financing activities	(185,305)	62,446	(34,636)
Foreign exchange effects on cash and cash equivalents	12,726	(12,433)	8,223
Increase (decrease) in cash and cash equivalents	(104,666)	163,278	(40,567)
Cash and cash equivalents at the beginning of the period	620,537	457,259	497,826
Cash and cash equivalents at the end of the year	515,871	620,537	457,259
Non-cash investing and financing transactions
Additions to right-of-use assets	(50,011)	(64,955)	(68,428)
Consolidation effect on subsidiary acquisition	210
Additions to property, plant and equipment		(18,851)
Write-offs of property, plant and equipment	3,316	16,579	4,089
Write-offs of intangible assets	1	342
Write-offs of right of use assets		$ (5,348)	$ (7,374)